Unaudited Condensed Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current assets
Cash	$ 335	$ 1,103	$ 366
Accounts receivable, net	10,571	12,287	13,917
Other receivable			1,476
Due from related party	198	202
Inventory, net	1,458	811	706
Deferred costs	4,028	3,955	3,469
Deferred tax assets	48	48
Prepaid expenses and other current assets	650	302	408
Total current assets	17,288	18,708	20,342
Property and equipment, net	163	179	99
Other assets, net	171	205	175
Deferred costs, net of current portion	1,981	2,124	1,800
Goodwill	8,518	8,571	5,538
Intangible assets, net	5,463	6,023	2,214
Total assets	33,584	35,810	30,168
Current liabilities
Accounts payable	10,023	11,080	8,947
Accrued expenses and other current liabilities	3,793	2,895	2,505
Line of credit	3,107	3,430	4,024
Current portion of debt	1,863	1,800	1,000
Due to related parties		1	872
Accrued earn out consideration	1,164	1,186
Unearned revenue	7,664	7,409	6,756
Total current liabilities	27,614	27,801	24,104
Long term liabilities
Unearned revenue, net of current portion	2,700	2,883	2,509
Debt, net of current portion and discount	3,294	2,922	970
Accrued earn out consideration, net of current portion	156	159
Deferred tax liabilities	1,055	1,078	18
Other long term liabilities	83	80	60
Total liabilities	34,902	34,923	27,661
Commitments and contingencies
STOCKHOLDERS' EQUITY
Cumulative Convertible Preferred stock, $0.001 par value, 10,000,000 shares authorized, 1,105,155, 1,105,155 and 1,816,289 shares issued and outstanding, including cumulative and imputed preferred dividends of $427 ,$347 and 436, and with a liquidation preference of $8,824, $8,758 and $10,652 at March 31, 2013, December 31, 2012, and 2011, respectively	7,450	7,370	6,320
Common stock, $0.001 par value, 100,000,000 shares authorized, 9,300,439 issued and 9,146,556 outstanding as of March 31, 2013, 9,300,439 issued and 9,146,556 outstanding as of December 31, 2012, and 8,182,791 shares issued and 8,028,908 outstanding as of December 31, 2011	9	9	8
Additional paid-in capital	16,138	16,132	14,514
Treasury stock, 153,883 shares of common stock	(205)	(205)	(205)
Accumulated deficit	(23,997)	(21,674)	(17,231)
Unearned ESOP shares	(732)	(767)	(899)
Accumulated other comprehensive income	19	22
Total stockholders' equity	(1,318)	887	2,507
Total liabilities and stockholders' equity	$ 33,584	$ 35,810	$ 30,168